NOTE 25 - Income Taxes: Schedule of Reconciliation of effective tax rate (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Reconciliation of effective tax rate

	For the Year ended December 31,
	2025	2024
Loss before income tax	(11,059)	(12,905)
Losses for which no deferred tax asset is recognized	11,135	12,966
Taxable income before income taxes	76	61
Company’s domestic tax rate in Canada	27%	27%
Income tax expense based on average statutory tax rate	20	16
Imputed interest over inter-company balances in different jurisdictions	35	(2)
Carryforward net operating losses	(1)	(3)
Different tax rates applied in overseas jurisdictions	(4)	(3)
Expected penalty in the form of interest	3	-
Adjustments in respect of prior‑year income taxes	23	-
Total income tax expense	76	8